John Hancock
ESG Core Bond Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 26.4%				$17,033,852
(Cost $16,404,606)
U.S. Government 17.6%				11,374,950
U.S. Treasury
Note	0.125	12-31-22	400,000	399,984
Note	0.125	08-15-23	600,000	598,992
Note	0.875	11-15-30	600,000	572,063
Note	1.625	02-15-26	800,000	835,719
Note	1.875	04-30-22	500,000	510,332
Note	1.875	07-31-22	300,000	307,418
Note	2.000	02-15-23	500,000	518,125
Note	2.000	02-15-25	650,000	688,238
Note	2.125	03-31-24	200,000	211,195
Note	2.250	11-15-24	1,100,000	1,173,434
Note	2.250	11-15-27	525,000	565,318
Note	2.375	04-30-26	1,000,000	1,082,227
Note	2.500	05-15-24	700,000	749,082
Note	2.750	11-15-23	700,000	747,523
Note	2.750	06-30-25	400,000	437,172
Note	2.750	02-15-28	250,000	277,676
Note	2.875	05-15-28	350,000	392,342
Note	2.875	08-15-28	475,000	533,243
Note	3.000	09-30-25	700,000	774,867
U.S. Government Agency 8.8%				5,658,902
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	02-01-32	205,861	218,749
15 Yr Pass Thru	3.000	03-01-32	556,578	595,423
15 Yr Pass Thru	3.500	03-01-30	239,524	257,896
15 Yr Pass Thru	3.500	04-01-32	464,414	500,907
15 Yr Pass Thru	4.000	05-01-33	215,564	229,611
30 Yr Pass Thru	3.500	03-01-48	350,125	374,134
Federal National Mortgage Association
15 Yr Pass Thru	3.500	01-01-32	264,424	286,028
15 Yr Pass Thru	3.500	11-01-34	159,290	170,563
15 Yr Pass Thru	4.000	05-01-33	338,038	369,784
30 Yr Pass Thru	3.000	05-01-48	252,782	273,467
30 Yr Pass Thru	3.000	07-01-50	210,571	224,577
30 Yr Pass Thru	3.500	02-01-45	150,395	164,421
30 Yr Pass Thru	3.500	09-01-46	374,064	408,015
30 Yr Pass Thru	3.500	07-01-47	257,905	274,865
30 Yr Pass Thru	4.000	07-01-44	127,932	141,654
30 Yr Pass Thru	4.000	10-01-47	317,927	351,728
30 Yr Pass Thru	4.500	01-01-46	315,496	352,325
30 Yr Pass Thru	4.500	03-01-47	149,716	164,994

30 Yr Pass Thru	5.000	11-01-39	261,844	299,761
Corporate bonds 46.4%				$30,012,537
(Cost $28,734,529)
Communication services 2.9%				1,895,603
Diversified telecommunication services 1.6%
AT&T, Inc.	4.125	02-17-26	290,000	328,783
AT&T, Inc.	4.300	02-15-30	200,000	229,367
Verizon Communications, Inc.	1.500	09-18-30	192,000	181,089
Verizon Communications, Inc.	4.329	09-21-28	275,000	320,006
2	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 0.5%
The Walt Disney Company	2.000	09-01-29	315,000	$318,963
Media 0.8%
Comcast Corp.	3.150	03-01-26	295,000	322,842
Comcast Corp.	3.400	04-01-30	175,000	194,553
Consumer discretionary 2.8%				1,838,912
Automobiles 0.4%
American Honda Finance Corp.	0.650	09-08-23	270,000	271,399
Hotels, restaurants and leisure 0.5%
Starbucks Corp.	3.500	03-01-28	275,000	305,922
Multiline retail 0.4%
Target Corp.	2.650	09-15-30	275,000	293,283
Specialty retail 1.1%
Lowe's Companies, Inc.	3.100	05-03-27	265,000	292,235
The Home Depot, Inc.	2.950	06-15-29	200,000	217,430
The Home Depot, Inc.	3.350	09-15-25	200,000	220,502
Textiles, apparel and luxury goods 0.4%
NIKE, Inc.	2.750	03-27-27	220,000	238,141
Consumer staples 3.6%				2,345,930
Beverages 1.7%
Anheuser-Busch Companies LLC	3.650	02-01-26	325,000	360,508
Anheuser-Busch InBev Worldwide, Inc.	4.750	01-23-29	150,000	177,425
PepsiCo, Inc.	2.750	03-05-22	255,000	261,410
PepsiCo, Inc.	2.750	03-19-30	305,000	326,555
Food products 0.6%
General Mills, Inc.	3.150	12-15-21	375,000	380,768
Household products 0.7%
Kimberly-Clark Corp.	3.200	04-25-29	200,000	222,888
The Clorox Company	3.900	05-15-28	200,000	229,616
Personal products 0.6%
The Estee Lauder Companies, Inc.	3.150	03-15-27	350,000	386,760
Energy 2.8%				1,786,253
Energy equipment and services 0.4%
Schlumberger Investment SA	3.650	12-01-23	250,000	269,408
Oil, gas and consumable fuels 2.4%
Enbridge, Inc.	4.000	10-01-23	270,000	291,142
Equinor ASA	2.650	01-15-24	200,000	212,177
Equinor ASA	3.125	04-06-30	210,000	228,316
Shell International Finance BV	2.375	11-07-29	150,000	154,409
Shell International Finance BV	3.250	05-11-25	200,000	218,005
The Williams Companies, Inc.	3.500	11-15-30	175,000	190,095
Total Capital International SA	3.455	02-19-29	200,000	222,701
Financials 13.6%				8,761,127
Banks 8.0%
African Development Bank	0.750	04-03-23	300,000	303,128
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%)	1.898	07-23-31	165,000	159,886
Bank of America Corp.	3.248	10-21-27	175,000	191,861
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28	200,000	220,582
Bank of Montreal	2.050	11-01-22	150,000	154,260
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA	3.250	03-03-23	430,000	$455,960
Citigroup, Inc. (2.976% to 11-5-29, then SOFR + 1.422%)	2.976	11-05-30	200,000	212,195
Citigroup, Inc.	3.200	10-21-26	350,000	381,572
International Bank for Reconstruction & Development	0.625	04-22-25	320,000	320,041
JPMorgan Chase & Co.	3.300	04-01-26	470,000	516,478
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%)	4.452	12-05-29	200,000	235,412
KeyBank NA	3.300	02-01-22	250,000	256,890
KeyCorp	2.550	10-01-29	201,000	210,409
Royal Bank of Canada	1.950	01-17-23	255,000	262,657
The Bank of Nova Scotia	1.950	02-01-23	245,000	252,673
The PNC Financial Services Group, Inc.	3.500	01-23-24	495,000	537,204
The Toronto-Dominion Bank	0.750	09-11-25	213,000	210,156
U.S. Bancorp	2.375	07-22-26	300,000	317,881
Capital markets 2.7%
John Deere Capital Corp.	2.250	09-14-26	285,000	302,697
Morgan Stanley	3.700	10-23-24	275,000	303,518
Morgan Stanley	4.000	07-23-25	200,000	224,876
State Street Corp. (2.354% to 11-1-24, then SOFR + 0.940%)	2.354	11-01-25	250,000	265,514
The Bank of New York Mellon Corp.	2.950	01-29-23	125,000	131,003
The Goldman Sachs Group, Inc. (1.992% to 1-27-31, then SOFR + 1.090%)	1.992	01-27-32	350,000	342,157
The Goldman Sachs Group, Inc. (3.814% to 4-23-28, then 3 month LIBOR + 1.158%)	3.814	04-23-29	150,000	168,873
Consumer finance 0.5%
American Express Company	2.750	05-20-22	305,000	313,523
Diversified financial services 0.3%
National Rural Utilities Cooperative Finance Corp.	1.350	03-15-31	187,000	176,449
Insurance 2.1%
Aon Corp.	2.800	05-15-30	198,000	209,176
Chubb INA Holdings, Inc.	1.375	09-15-30	170,000	161,665
Chubb INA Holdings, Inc.	2.875	11-03-22	250,000	259,524
Lincoln National Corp.	3.050	01-15-30	105,000	112,823
Marsh & McLennan Companies, Inc.	2.750	01-30-22	280,000	285,745
Prudential Financial, Inc.	1.500	03-10-26	110,000	112,544
Prudential Financial, Inc.	3.500	05-15-24	175,000	191,795
Health care 7.8%				5,068,887
Biotechnology 2.3%
AbbVie, Inc.	3.600	05-14-25	210,000	230,351
AbbVie, Inc.	4.250	11-14-28	222,000	258,094
Amgen, Inc.	2.200	02-21-27	310,000	323,556
Amgen, Inc.	2.650	05-11-22	100,000	102,262
GlaxoSmithKline Capital PLC	2.875	06-01-22	250,000	257,466
Novartis Capital Corp.	3.000	11-20-25	275,000	299,043
Health care equipment and supplies 0.5%
Abbott Laboratories	2.950	03-15-25	291,000	313,573
Health care providers and services 3.3%
Anthem, Inc.	2.875	09-15-29	150,000	160,368
Anthem, Inc.	3.650	12-01-27	330,000	372,470
CVS Health Corp.	3.875	07-20-25	265,000	294,872
CVS Health Corp.	4.300	03-25-28	230,000	264,753
Seattle Children's Hospital	1.208	10-01-27	325,000	319,496
UnitedHealth Group, Inc.	3.350	07-15-22	250,000	260,338
4	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	3.750	07-15-25	200,000	$223,304
UnitedHealth Group, Inc.	3.875	12-15-28	200,000	230,471
Life sciences tools and services 0.2%
Thermo Fisher Scientific, Inc.	4.497	03-25-30	130,000	154,710
Pharmaceuticals 1.5%
Bristol-Myers Squibb Company	0.750	11-13-25	340,000	338,349
Merck & Company, Inc.	3.400	03-07-29	285,000	321,453
Sanofi	4.000	03-29-21	200,000	200,570
Zoetis, Inc.	3.250	02-01-23	137,000	143,388
Industrials 2.7%				1,731,983
Aerospace and defense 0.8%
Lockheed Martin Corp.	3.550	01-15-26	250,000	278,487
Northrop Grumman Corp.	2.930	01-15-25	200,000	213,702
Air freight and logistics 0.2%
United Parcel Service, Inc.	3.050	11-15-27	115,000	127,427
Commercial services and supplies 0.4%
Waste Management, Inc.	2.400	05-15-23	225,000	233,999
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	180,000	194,680
Machinery 0.7%
Caterpillar, Inc.	3.400	05-15-24	300,000	325,440
Deere & Company	2.600	06-08-22	130,000	133,107
Road and rail 0.3%
Union Pacific Corp.	2.750	03-01-26	210,000	225,141
Information technology 2.2%				1,446,744
IT services 0.7%
Mastercard, Inc.	3.350	03-26-30	165,000	185,031
PayPal Holdings, Inc.	2.200	09-26-22	260,000	267,445
Semiconductors and semiconductor equipment 0.6%
Intel Corp.	2.450	11-15-29	240,000	251,930
Texas Instruments, Inc.	2.250	09-04-29	145,000	149,252
Software 0.5%
Microsoft Corp.	2.700	02-12-25	300,000	321,031
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	2.850	02-23-23	260,000	272,055
Materials 1.9%				1,194,038
Chemicals 1.5%
Air Products and Chemicals, Inc.	1.850	05-15-27	185,000	191,305
Eastman Chemical Company	3.600	08-15-22	240,000	249,194
Ecolab, Inc.	3.250	01-14-23	255,000	266,776
The Dow Chemical Company	3.625	05-15-26	210,000	233,289
Containers and packaging 0.4%
WRKCo, Inc.	3.750	03-15-25	115,000	126,655
WRKCo, Inc.	4.650	03-15-26	110,000	126,819
Real estate 2.7%				1,758,848
Equity real estate investment trusts 2.7%
Alexandria Real Estate Equities, Inc.	4.900	12-15-30	120,000	146,482
American Tower Corp.	3.375	10-15-26	180,000	196,615
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
AvalonBay Communities, Inc.	2.950	09-15-22	350,000	$360,847
Boston Properties LP	3.800	02-01-24	200,000	216,439
Equinix, Inc.	3.200	11-18-29	169,000	179,614
Healthpeak Properties, Inc.	3.000	01-15-30	240,000	254,870
Prologis LP	1.250	10-15-30	170,000	160,241
Simon Property Group LP	3.375	10-01-24	225,000	243,740
Utilities 3.4%				2,184,212
Electric utilities 3.0%
American Electric Power Company, Inc.	1.000	11-01-25	240,000	237,834
DTE Electric Company	2.250	03-01-30	150,000	154,588
Florida Power & Light Company	2.850	04-01-25	120,000	128,842
MidAmerican Energy Company	3.100	05-01-27	275,000	303,370
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	250,000	280,544
NSTAR Electric Company	2.375	10-15-22	380,000	390,322
NSTAR Electric Company	3.200	05-15-27	125,000	138,490
Xcel Energy, Inc.	4.000	06-15-28	250,000	284,316
Multi-utilities 0.4%

Sempra Energy	3.550	06-15-24	245,000	265,906
Municipal bonds 13.4%				$8,673,951
(Cost $8,308,804)
Bloomfield Township Board of Education (New Jersey)	1.523	09-01-27	155,000	153,021
California Health Facilities Financing Authority	1.829	06-01-29	250,000	252,535
California State University	1.740	11-01-30	210,000	207,764
City of El Paso Water & Sewer Revenue (Texas)	1.313	03-01-28	145,000	143,472
City of New York	2.260	03-01-22	385,000	392,804
City of San Francisco Public Utilities Commission Water Revenue (California)	2.806	11-01-23	450,000	478,863
City of Winston-Salem Water & Sewer System Revenue (North Carolina)	1.570	06-01-28	115,000	115,492
Gateway School District Alleghany County (Pennsylvania)	1.887	07-15-22	325,000	328,286
Geisinger Authority (Pennsylvania)	1.680	04-01-24	165,000	166,351
Jackson State University Educational Building Corp. (Mississippi)	2.720	03-01-23	295,000	305,378
Kent Hospital Finance Authority (Michigan)	2.821	07-15-29	310,000	328,110
Massachusetts Water Resources Authority	2.223	08-01-27	500,000	532,230
Montgomery County Economic Development Authority (Maryland)	2.202	06-01-24	195,000	205,160
Montgomery County Economic Development Authority (Maryland)	2.342	06-01-25	95,000	100,885
Municipal Improvement Corp. of Los Angeles (California)	1.341	11-01-26	270,000	271,790
Municipality of Anchorage (Alaska)	1.436	08-01-30	185,000	180,381
New Mexico Finance Authority	2.287	06-15-21	195,000	196,178
New York City Housing Development Corp.	2.416	05-01-24	325,000	344,383
New York City Transitional Finance Authority Future Tax Secured Revenue	2.150	05-01-25	350,000	369,999
Passaic Valley Water Commission (New Jersey)	2.739	12-15-25	475,000	510,687
Santa Rosa Regional Resources Authority (California)	2.900	08-01-25	200,000	218,058
State Board of Administration Finance Corp. (Florida)	1.258	07-01-25	270,000	274,061
State of Hawaii	1.395	08-01-30	300,000	294,012
State of Oregon Department of Transportation	1.430	11-15-29	135,000	133,634
State of Wisconsin	1.486	05-01-29	255,000	251,654
Tennessee State School Bond Authority	2.054	11-01-21	460,000	465,888
Texas A&M University	3.231	05-15-27	350,000	394,429
Texas Public Finance Authority	4.000	02-01-23	215,000	229,607
Texas State University System	3.277	03-15-27	370,000	407,241

University of North Texas System	3.357	04-15-27	375,000	421,598
6	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 5.6%				$3,641,214
(Cost $3,591,406)
U.S. Government Agency 5.6%				3,641,214
Federal Home Loan Mortgage Corp.
Series K028, Class A2	3.111	02-25-23	340,000	356,557
Series K036, Class A2 (A)	3.527	10-25-23	237,000	254,842
Series K724, Class A2 (A)	3.062	11-25-23	302,000	320,879
Series K725, Class A2	3.002	01-25-24	617,000	658,380
Federal National Mortgage Association
Series 2012-68, Class GU	1.750	05-25-31	364,000	370,659
Series 2012-M3, Class 1A2	3.044	01-25-22	257,958	262,527
Series 2013-135, Class KM	2.500	03-25-28	151,703	154,910
Series 2015-46, Class BA	3.000	05-25-41	261,399	265,256
Series 2015-M4, Class AV2 (A)	2.509	07-25-22	210,992	213,451
Series 2016-36, Class BC	2.500	03-25-43	288,044	294,570
Series 2017-M10, Class AV2 (A)	2.553	07-25-24	291,824	307,982

Series 2017-M13, Class A2 (A)	2.939	09-25-27	164,000	181,201
Asset backed securities 6.1%				$3,905,619
(Cost $3,918,623)
Asset backed securities 6.1%				3,905,619
American Express Credit Account Master Trust Series 2019-1, Class A	2.870	10-15-24	700,000	719,892
Chase Issuance Trust Series 2020-A1, Class A1	1.530	01-15-25	367,000	375,732
Ford Credit Auto Owner Trust
Series 2018-B, Class A3	3.240	04-15-23	304,980	309,169
Series 2019-C, Class A3	1.870	03-15-24	174,000	176,808
Series 2021-A, Class A3	0.300	08-15-25	144,000	143,853
GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A3	0.450	04-16-25	206,000	206,634
Honda Auto Receivables Owner Trust
Series 2019-4, Class A3	1.830	01-18-24	240,000	244,444
Series 2021-1, Class A3	0.270	04-21-25	88,000	87,904
United States Small Business Administration
Series 2011-20B, Class 1	4.220	02-01-31	238,912	258,697
Series 2015-20I, Class 1	2.820	09-01-35	299,145	314,141
Series 2016-20B, Class 1	2.270	02-01-36	263,211	270,761
Series 2016-20F, Class 1	2.180	06-01-36	212,828	215,072
Series 2016-20J, Class 1	2.210	10-01-36	84,226	85,165
Series 2017-20H, Class 1	2.750	08-01-37	151,028	158,657
Series 2020-20H, Class 1	0.900	08-01-40	168,268	160,664
Series 2020-20I, Class 1	1.050	09-01-40	185,000	178,026

	Yield (%)	Shares	Value
Short-term investments 2.7%			$1,744,755
(Cost $1,744,755)
Short-term funds 2.7%			1,744,755
JPMorgan U.S. Government Money Market Fund, Institutional Class	0.0360(B)	1,744,755	1,744,755

Total investments (Cost $62,702,723) 100.6%	$65,011,928
Other assets and liabilities, net (0.6%)	(365,751)
Total net assets 100.0%	$64,646,177

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG CORE BOND FUND	7

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(B)	The rate shown is the annualized seven-day yield as of 2-28-21.
8	JOHN HANCOCK ESG CORE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$17,033,852	—	$17,033,852	—
Corporate bonds	30,012,537	—	30,012,537	—
Municipal bonds	8,673,951	—	8,673,951	—
Collateralized mortgage obligations	3,641,214	—	3,641,214	—
Asset backed securities	3,905,619	—	3,905,619	—
Short-term investments	1,744,755	$1,744,755	—	—
Total investments in securities	$65,011,928	$1,744,755	$63,267,173	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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